Summary of Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 02, 2011 years properties customers	Jul. 03, 2010	Jun. 27, 2009
Summary of Accounting Policies [Abstract]
Number of customers	400,000
Number of distribution facilities	177
Captialized interest	$ 13.9	$ 10.0	$ 3.5
Cash surrender value of corporate-owned life insurance	231.3	203.2
Shipping and handling costs	$ 2,222.1	$ 2,103.3	$ 2,136.8